BORROWINGS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS
Notes	₽ 191,996	₽ 208,155
Bank and other loans	270,143	221,113
Total borrowings	462,139	429,268
Less: current portion	(111,839)	(34,125)
Total borrowings, non-current	₽ 350,300	₽ 395,143